Consolidated Statements of Operation and Other Comprehensive Income/(Loss) (Parentheticals) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Marketing expenses to a related party			$ 1,418,141
Ordinary shares, - diluted (in Dollars per share)		$ 0.090	$ 0.071	$ (0.001)
Ordinary shares, - diluted (in Shares)	[1]	27,000,000	27,000,000	27,000,000
Related Party
Sales to related parties			$ 3,142,283

[1]	Giving retroactive effect to all the 27,000,000 shares issued and outstanding after the Pro Rata Share Issuance on October 12, 2023, which has been treated as share split, from the earliest period presented.